(THE ARBITRAGE FUND LOGO)

                      T H E   A R B I T R A G E   F U N D
                        A series of The Arbitrage Funds

                               Semi-Annual Report
                               November 30, 2000

                           (THE ARBITRAGE FUND LOGO)

                               THE ARBITRAGE FUND
                        A SERIES OF THE ARBITRAGE FUNDS

January 15, 2001

Dear Fellow Shareholders,

Thank you for your investment in the Arbitrage Fund. We sincerely appreciate the trust you have placed in our mutual fund team.

We are pleased to present our semiannual report for the period ending November 30, 2000. Although this period represents less than 3 months since the inception of the Arbitrage Fund, the Fund is well on its way to a successful first year.

Merger and acquisition activity continues to proceed at a rapid pace, both within the U.S. economy and in overseas markets. This wave of consolidation activity is taking place in a wide range of industries, as acquiring companies seek to extend their franchises, trim costs and increase profitability. We believe that this consolidation activity will continue to gain momentum during the next few years as companies worldwide jockey for market position and profits in the increasingly competitive global economy.

As the Fund enters 2001, our portfolio holds positions in the securities of companies in a variety of industries, ranging from telecommunications and technology to chemicals and publishing. While different sectors of the economy run the course of consolidation and corporate reorganizations at different points in the economic cycle, no sector is immune from the need to increase efficiencies, become more competitive on a global scale, and offer new products and technologies to meet the needs of their customers.

Our goal continues to be providing our investors with superior returns by taking advantage of the consolidation activity that is taking place among public entities throughout our economy. Thank you for your continued support.

Sincerely yours,

/s/John S. Orrico

John S. Orrico, CFA
President

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2000 (UNAUDITED)

ASSETS:
  Investments, at value (cost $418,737)                             $391,031
  Receivable from Investment Sold                                    154,772
  Dividends receivable                                                   143
  Interest receivable                                                    312
  Receivable from Investment Adviser                                  27,262
  Other assets                                                         2,775
                                                                    --------
  Total assets                                                       576,295
                                                                    --------

LIABILITIES:
  Payable for securities purchased                                   131,238
  Accrued expenses and other liabilities                              30,566
                                                                    --------
  Total Liabilities                                                  161,804
                                                                    --------

NET ASSETS                                                          $414,491
                                                                    --------
                                                                    --------

NET ASSETS CONSIST OF:
  Capital stock                                                     $425,544
  Undistributed net realized gain on investments                      15,962
  Undistributed net investment income                                    691
  Net unrealized depreciation on investments                         (27,706)
                                                                    --------
  Total Net Assets                                                  $414,491
                                                                    --------
                                                                    --------

Shares outstanding (no par, unlimited shares authorized)              42,231

Net Asset Value, Redemption Price and Offering Price Per Share      $   9.81
                                                                    --------
                                                                    --------

                     See notes to the financial statements.

STATEMENT OF OPERATIONS
FOR THE PERIOD SEPTEMBER 17, 20001<F1> THROUGH NOVEMBER 30, 2000
(UNAUDITED)

INVESTMENT INCOME:
  Dividend income                                                   $    143
  Interest income                                                        312
  Other                                                                  983
                                                                    --------
  Total Investment Income                                              1,438
                                                                    --------

EXPENSES:
  Investment Adviser fee                                                 560
  Shareholder servicing and accounting costs                          13,932
  Organization Cost                                                   35,392
  Administration Fee                                                   8,110
  Professional Fees                                                    2,839
  Federal and state registration                                       2,011
  Custody Fees                                                         1,192
  Director Fees                                                        1,622
  Reports to shareholders                                                406
  Distribution Fee                                                       375
  Other                                                                  507
                                                                    --------
  Total expenses before reimbursement                                 66,946
  Less:  Reimbursement from Investment Adviser                       (66,199)
                                                                    --------
  Net Expenses                                                           747
                                                                    --------

NET INVESTMENT INCOME                                                    691
                                                                    --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                    15,962
  Change in unrealized appreciation/(depreciation) on investments    (27,706)
                                                                    --------
  Net realized and unrealized gain on investments                    (11,744)
                                                                    --------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(11,053)
                                                                    --------
                                                                    --------

1<F1>  Commencement of Operation

                     See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                      SEPTEMBER 17, 20001<F2>
                                                              THROUGH
                                                         NOVEMBER 30, 2000
                                                         -----------------
                                                            (UNAUDITED)
OPERATIONS:
   Net investment income                                      $    691
   Net realized gain on investments                             15,962
   Change in unrealized appreciation/(depreciation)
     on investments                                            (27,706)
                                                              --------
   Net decrease in net assets from operations                  (11,053)
                                                              --------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                   425,557
   Shares issued to holders in reinvestment of dividends            --
   Cost of shares redeemed                                         (13)
                                                              --------
   Net increase in net assets from
     capital share transactions                                425,544
                                                              --------

TOTAL INCREASE IN NET ASSETS                                   414,491

NET ASSETS:
   Beginning of period                                              --
                                                              --------
   End of period (including undistributed
     net investment income $691)                              $414,491
                                                              --------
                                                              --------

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                  42,232
   Shares issued to holders in reinvestment of dividends            --
   Shares redeemed                                                  (1)
                                                              --------
   Net increase                                                 42,231
                                                              --------
                                                              --------

1<F2>  Commencement of Operation

                     See notes to the financial statements.

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2000 (UNAUDITED)

 NUMBER OF                                                           MARKET
  SHARES                                                              VALUE
 ---------                                                           ------
            COMMON STOCKS -- 85.4%

            AUTO & TRANSPORTATION -- 7.2%
    500     American Freightways Corp.                              $ 13,906
    500     Avis Group Holding, Inc                                   16,094
                                                                    --------
                                                                      30,000
                                                                    --------

            AEROSPACE/DEFENSE -- 3.8%
    500     Primex Technologies, Inc.*<F3>                            15,813
                                                                    --------

            CONSUMER STAPLES -- 9.6%
  3,000     Azurix Corp.                                              18,000
  2,000     Holt's Cigar Holding, Inc.                                10,750
    500     Iowa Beef Processing, Inc.*<F3>                           11,219
                                                                    --------
                                                                      39,969
                                                                    --------

            ELECTRONIC COMPONET/SEMICONDUCTORS -- 5.0%
  1,000     Conexant Systems, Inc.                                    20,313
                                                                    --------

            PUBLISHING-PERIODICALS -- 6.7%
    500     Harcourt General, Inc.*<F3>                               27,620
                                                                    --------

            REAL ESTATE -- 7.0%
  1,000     CB Richard Ellis Services                                 15,062
  1,000     Fairfield Communities, Inc.                               13,937
                                                                    --------
                                                                      28,999
                                                                    --------

            MATERIALS & PROCESSING -- 3.8%
  3,000     Getty Petroleum Marketing                                 15,750
                                                                    --------

            TECHNOLOGY -- 12.2%
  1,000     Objective Systems Integrator                              17,563
  1,000     Saga Systems                                              11,188
  1,000     Worldgate Communication, Inc.                              7,062
  1,000     XO Communications Inc-A                                   14,875
                                                                    --------
                                                                      50,688
                                                                    --------

            TELECOMMUNICATION - SERVICE -- 2.4%
  2,000     Caprock Communications Corp.                              10,000
                                                                    --------

            TELECOMMUNICATION - INTEGRATED -- 27.7%
  4,500     Flag Telecom Holdings Ltdf<F4>                            36,000
  1,000     Global Crossing Ltdf<F4>                                  12,375
  1,000     Intermedia Communication                                  13,687
    500     Level 3 Communications, Inc.                              13,437
  2,000     Loral Space & Communication                                8,625
  1,000     McLeod USA Inc-CL A                                       13,563
  5,000     Talk.Com, Inc.                                            10,000
    500     Winstar Communications, Inc                                7,312
                                                                    --------
                                                                     114,999
                                                                    --------

            Total common stocks (cost $381,857)                     $354,151
                                                                    --------
                                                                    --------

 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------                                                           -------
            SHORT-TERM INVESTMENTS -- 8.9%

            VARIABLE RATE DEMAND NOTES -- 8.9%
            Firstar Stellar U.S. Treasury -- 5.44%                    36,880
                                                                    --------
            Total variable rate demand notes (cost $36,880)           36,880
                                                                    --------

            Total investments -- 94.3% (cost $418,737)               391,031
            Other assets in excess of liabilities -- (5.7%)           23,460
                                                                    --------
            TOTAL NET ASSETS -- 100.0%                              $414,491
                                                                    --------
                                                                    --------

*<F3>  Non-income producing security.
f<F4>  Foreign Security

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                    SEPTEMBER 17, 2000(1)<F5>
                                                             THROUGH
                                                        NOVEMBER 30, 2000
                                                        -----------------
                                                           (UNAUDITED)
Per Share Data:

Net asset value, beginning of period                          $10.00
                                                              ------

Income from investment operations:
   Net investment income                                        0.02(2)<F6>
   Net realized and unrealized gains on investments            (0.21)
                                                              ------
   Total from investment operations                            (0.19)
                                                              ------

   Net asset value, end of period                             $ 9.81
                                                              ------
                                                              ------

Total return                                                  (0.02%)(3)<F7>

Supplemental data and ratios:
   Net assets, end of period                                $414,491
   Ratios of expenses to average net assets:
       Before expense reimbursement                           82.39%(4)<F8>
       After expense reimbursement                             1.95%(4)<F8>
   Ratio of net investment income to average net assets:
       Before expense reimbursement                          (82.24%)(4)<F8>
       After expense reimbursement                             1.80%(4)<F8>
   Portfolio turnover rate                                   331.57%(5)<F9>

(1)<F5> Commencement of operations.
(2)<F6> Net investment income per share is calculated using the ending balance of undistributed net investment income prior to consideration of adjustments for permanent book and tax differences.
(3)<F7> Not annualized.
(4)<F8> Annualized.
(5)<F9> Based on activity for the month of November only. There were no purchases or sales of long term securities prior to November.

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2000 (UNAUDITED)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Arbitrage Fund, Inc. (the "Corporation") was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The one series presently authorized is the Arbitrage Fund (the "Fund"). The investment objective of the Fund is to achieve capital growth by engaging in merger arbitrage. The Fund commenced operations on September 17, 2000.

The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation - Common stocks and other equity-type securities that are listed on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Price information, on listed stocks, is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid prices furnished by independent pricing services. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Directors of the Corporation. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

b) Federal Income Taxes - A provision, for federal income taxes or excise taxes, has not been made since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

c) Income and Expense - The Fund is charged for those expenses that are directly attributable to the Fund, such as advisory, administration and certain shareholder service fees.

d) Distributions to Shareholders - Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

e) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Repurchase Agreements - The Fund may enter into repurchase agreements with certain banks or non-bank dealers. The Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest.

g) Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of post-October losses and amortization of organization costs.

2.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the period September 17, 2000 to November 30, 2000, were as follows:

                                      Purchase        Sales
                                      --------        -----
     U.S. Government                  $231,742       $232,700
     Other                            $987,662       $587,137

At November 30, 2000, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

     Appreciation                         $6,828
     (Depreciation)                      (34,534)
                                        --------
     Net depreciation on investments    $(27,706)
                                        --------
                                        --------

At November 30, 2000, the cost of investments for federal income tax purposes was $418,737.

3.  AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Arbitrage Fund, LLC (the "Investment Adviser"). Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.50% as applied to the Fund's daily net assets.

Until August 31, 2001 the Adviser has contractually agreed to waive its advisory fee and/or reimburse the Fund's other expenses, including organization expenses, to the extent that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.95% of the net assets of the Fund, computed on a daily basis. Accordingly, for the period September 17, 2000 to November 30, 2001, the Investment Adviser waived advisory fees and reimbursed the Fund for other expenses in the amount of $66,199. Until August 31, 2001, the Adviser has contractually agreed to continue to waive its management fee and/or reimburse the Funds other expenses to the extent necessary to ensure that the Fund's total annual operating expenses do not exceed 1.95% of its average daily net assets. The Adviser may decide to continue the agreement, or revise the total annual operating expense limitations after August 31, 2001. Any waiver or reimbursement is subject to later adjustment to allow the Investment Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of 1.95%, provided, however, that the Investment Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

Quasar Distributors, LLC., (the "Distributor") serves as principal underwriter of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Corporation. The Fund's shares are sold on a no-load basis and, therefore, the Distributor receives no sales commission or sales load for providing services to the Fund. The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes the Corporation to pay the Distributor a distribution and shareholder servicing fee of up to 0.25% of the Fund's average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Fund or the Distributor to pay its distribution fee and costs of printing reports and prospectus for potential investors and the costs of other distribution and shareholder servicing expenses. During the period ending November 30, 2000, the Fund incurred expenses of $375 pursuant to the 12b-1 Plan.

Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. Firstar Bank, N.A. serves as custodian for the Fund.

                      T H E   A R B I T R A G E   F U N D
                        A series of The Arbitrage Funds

                                    ADVISER

                           Water Island Capital, LLC
                                350 Park Avenue
                              New York, NY  10011

                                  DISTRIBUTOR

                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                 TRANSFER AGENT

                       Firstar Mutual Fund Services, LLC
                      615 East Michigan Street, 3rd Floor
                              Milwaukee, WI  53202

                                   CUSTODIAN

                               Firstar Bank, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

                                 LEGAL COUNSEL

                                Foley & Lardner
                           777 East Wisconsin Avenue
                              Milwaukee, WI  53202

                              INDEPENDENT AUDITORS

                                    KPMG LLP
                             303 East Wacker Drive
                               Chicago, IL  60601